091-20467 fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2016 MAR 15 PM 4:04
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

SEC
Mail Processing
Section
MAR 14 2016
Washington DC
404

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   PureFunds Video Game Tech ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   GAMR
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

16018684

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael J. Cardin

Date:
March 10, 2016

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAR 14 2016 |

CHX | CHICAGO STOCK EXCHANGE

RECEIVED
2016 MAR 15 AM 4:04
SEC / TM

SEC
Mail Processing
Section
MAR 14 2016
Washington DC
404

March 10, 2016

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Form 19b-4(e) for exchange traded product**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

| | |
|---|---|
| IFLY | PureFunds Drone Economy Strategy ETF |
| GAMR | PureFunds Video Game Tech ETF |

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAR 14 2016 |